Interim Condensed Consolidated Statement of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Operating Activities
Profit for the period before tax	$ 41,262	$ 20,358
Adjustments for:
Impairment loss on insurance receivables	2,071	1,121
Gain (loss) on sale of premises and equipment	(9)	60
Depreciation	1,184	1,199
Amortization	622	672
Net share of loss (profit) from associates	24	(258)
Lease interest expense	69	91
Realized loss on sale of bonds at FVTOCI		321
Realized loss (gain) on sale of financial assets at FVTPL	14	(484)
Realized loss on sale of investment properties	4	1
Fair value loss on investment properties	461	815
Expected credit loss on financial assets	732	32
Loss (gain) on revaluation of financial assets at FVTPL	3,143	(2,128)
Interest income	(8,189)	(7,742)
Share-based payment expense	1,211	779
Change in fair value of derivative financial liability	(3,619)	3,795
Net foreign exchange differences	12,700	3,175
Cash from operations before working capital changes	51,680	21,807
Term deposits	24,843	(13,604)
Insurance receivables	(38,748)	(24,954)
Purchase of investments	(138,824)	(86,820)
Proceeds from sale and maturity of investments	39,077	68,815
Reinsurance share of outstanding claims	24,317	922
Reinsurance share of unearned premiums	(11,366)	(16,366)
Deferred excess of loss premiums	11,803	11,744
Deferred policy acquisition costs	(4,241)	(5,911)
Other assets	(1,692)	(1,224)
Interest received	8,518	7,332
Additions to investment properties	(11)	(23)
Proceeds from sale of investment properties	193	431
Gross outstanding claims	(10,359)	52,846
Gross unearned premiums	35,364	35,243
Insurance payables	511	10,124
Other liabilities	(5,321)	(804)
Unearned commissions	2,587	872
Income tax paid	(2,145)	(1,478)
Net cash (used in) from operating activities	(13,814)	58,952
Investing Activities
Acquisition of a subsidiary, net of cash acquired		(146)
Proceeds from sale of premises and equipment	9
Purchase of premises and equipment	(296)	(267)
Purchase of intangible assets	(303)	(1,420)
Net cash used in investing activities	(590)	(1,833)
Financing Activities
Dividends paid	(9,831)	(8,288)
Treasury shares	(118)
Lease liabilities payments	(531)	(339)
Net cash used in financing activities	(10,480)	(8,627)
Net change in cash and cash equivalents	(24,884)	48,492
Net foreign exchange differences	(3,349)	(1,797)
Cash and cash equivalents at the beginning of the period	242,146	133,439
Cash and cash equivalents at the end of the period	$ 213,913	$ 180,134